THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 88.8%

	Shares	Value

BRAZIL — 13.7%

Banco BTG Pactual	42,878,852	$280,525,823

Banco do Brasil	15,897,685	163,129,231

Centrais Eletricas Brasileiras	43,264,549	356,860,780

Petroleo Brasileiro ADR	44,264,417	612,176,887

Vale	28,573,203	381,153,734

		1,793,846,455

CHINA — 11.5%

China Construction Bank, Cl H	345,440,899	223,629,497

China Life Insurance, Cl H	33,062,785	55,342,341

China Shenhua Energy, Cl H	51,955,772	159,212,465

Meituan, Cl B *	6,129,400	96,107,254

PetroChina, Cl H	400,566,481	278,115,180

PICC Property & Casualty, Cl H	108,923,464	121,272,321

Postal Savings Bank of China, Cl A	63,572,403	42,854,620

Tencent Holdings	5,971,800	253,191,975

Wuliangye Yibin, Cl A	6,498,112	146,697,583

Zijin Mining Group, Cl A	74,762,352	117,506,156

		1,493,929,392

FRANCE — 2.8%

TotalEnergies	6,249,912	358,708,258

INDIA — 32.0%

Adani Enterprises	12,138,223	354,601,926

Adani Green Energy *	20,894,241	241,726,967

Adani Ports & Special Economic Zone	22,736,771	205,413,152

Adani Total Gas	583,452	4,655,597

Adani Transmission *	18,479,599	173,327,926

Ambuja Cements	26,984,439	140,488,850

Bharti Airtel	20,107,059	215,682,171

Coal India	43,370,916	122,352,697

Housing Development Finance	12,135,571	418,680,643

ICICI Bank	27,268,863	312,200,862

ITC	183,464,790	1,011,628,516

JSW Steel	13,352,186	128,126,222

Macrotech Developers	7,590,982	63,054,686

Max Healthcare Institute	22,951,208	167,938,270

NTPC	52,182,441	120,519,969

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

State Bank of India	41,995,041	$294,129,603

Sun Pharmaceutical Industries	15,950,718	204,647,427

		4,179,175,484

INDONESIA — 4.1%

Bank Central Asia	475,452,230	291,594,118

Bank Mandiri Persero	691,352,874	240,595,900

Bank Negara Indonesia Persero	10,518,668	6,453,739

		538,643,757

MACAO — 0.5%

Sands China *	19,422,738	66,512,235

MEXICO — 2.3%

America Movil	118,190,495	128,041,713

Grupo Financiero Banorte, Cl O	21,342,879	175,242,950

		303,284,663

NETHERLANDS — 2.9%

ASML Holding	523,859	379,900,350

RUSSIA — 0.0%

Gazprom PJSC * (A)	30,141,513	3,368

LUKOIL PJSC (A)	2,087,971	233

MMC Norilsk Nickel PJSC * (A)	15,556	2

Polymetal International * (A)	939,651	105

Polyus PJSC * (A)	426,420	48

Rosneft Oil PJSC (A)	23,574,787	2,634

Severstal PAO * (A)	772,406	86

		6,476

SOUTH KOREA — 4.2%

POSCO Holdings	569,649	168,588,741

Samsung Electronics	6,880,241	378,848,652

		547,437,393

TAIWAN — 6.7%

Taiwan Semiconductor Manufacturing	21,411,985	395,550,734

Taiwan Semiconductor Manufacturing ADR	4,781,782	482,577,439

		878,128,173

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TURKEY — 1.2%

Turk Hava Yollari AO *	12,523,639	$93,095,282

Turkiye Petrol Rafinerileri	21,228,693	65,140,954

		158,236,236

UNITED ARAB EMIRATES — 0.0%

ADNOC Logistics & Services *	690,493	575,246

UNITED STATES — 6.9%

Energy — 1.0%

Exxon Mobil	1,214,831	130,290,625

Information Technology — 5.9%

Broadcom	152,560	132,335,121

NVIDIA	1,505,439	636,830,805

		769,165,926

TOTAL UNITED STATES		899,456,551

Total Common Stock (Cost $10,430,830,754)		11,597,840,669

PREFERRED STOCK — 6.0%

BRAZIL — 6.0%

Itau Unibanco Holding(B)	67,304,319	396,236,040

Petroleo Brasileiro(B)	63,249,309	387,310,238

Total Preferred Stock (Cost $704,844,287)		783,546,278

Total Investments— 94.8% (Cost $11,135,675,041)		$12,381,386,947

Percentages are based on Net Assets of $13,066,340,255.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

GQG-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.6%

	Shares	Value

AUSTRALIA — 2.5%

Glencore	7,436,366	$42,207,922

BRAZIL — 1.5%

Petroleo Brasileiro ADR	1,802,831	24,933,153

CANADA — 0.3%

Enbridge	110,017	4,093,888

DENMARK — 4.4%

Novo Nordisk, Cl B	452,652	73,106,869

Novo Nordisk ADR	4,566	738,916

		73,845,785

FRANCE — 4.5%

LVMH Moet Hennessy Louis Vuitton	19,193	18,094,004

TotalEnergies	1,003,226	57,579,283

		75,673,287

INDIA — 7.0%

Adani Enterprises	881,093	25,739,952

Adani Green Energy *	1,411,801	16,333,226

HDFC Bank	592,449	12,294,986

HDFC Bank ADR	259,737	18,103,669

Housing Development Finance	241,208	8,321,744

ICICI Bank ADR	1,572,509	36,293,508

		117,087,085

NETHERLANDS — 2.4%

ASML Holding	55,129	39,979,320

RUSSIA — 0.0%

LUKOIL PJSC (A)	57,094	6

SPAIN — 0.1%

Banco Bilbao Vizcaya Argentaria	84,483	648,939

TAIWAN — 0.0%

Taiwan Semiconductor Manufacturing ADR	5,982	603,704

UNITED KINGDOM — 5.8%

AstraZeneca	135,466	19,440,161

AstraZeneca ADR	1,037,415	74,247,792

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)

British American Tobacco	94,896	$3,156,295

		96,844,248

UNITED STATES — 66.1%

Communication Services — 11.4%

Alphabet, Cl C *	650,771	78,723,768

Meta Platforms, Cl A *	387,416	111,180,643

		189,904,411

Consumer Discretionary — 5.5%

Amazon.com *	709,684	92,514,406

Consumer Staples — 0.8%

Nestle	104,747	12,605,818

Energy — 4.7%

Exxon Mobil	374,192	40,132,092

Schlumberger	766,813	37,665,855

		77,797,947

Financials — 4.0%

Progressive	92,210	12,205,838

Visa, Cl A	233,644	55,485,777

		67,691,615

Health Care — 13.6%

Elevance Health	15,154	6,732,771

Eli Lilly	134,125	62,901,942

Humana	123,477	55,210,271

UnitedHealth Group	212,855	102,306,627

		227,151,611

Information Technology — 26.1%

Advanced Micro Devices *	260,669	29,692,806

Apple	403,230	78,214,523

AppLovin, Cl A *	663,796	17,079,471

Lam Research	49,922	32,092,857

Microsoft	260,681	88,772,308

NVIDIA	292,054	123,544,683

ServiceNow *	72,075	40,503,988

Snowflake, Cl A *	56,586	9,958,004

Workday, Cl A *	67,365	15,217,080

		435,075,720

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Utilities — 0.0%

Exelon	19,540	$796,060

TOTAL UNITED STATES		1,103,537,588

Total Common Stock (Cost $1,339,401,132)		1,579,454,925

PREFERRED STOCK — 3.4%

BRAZIL — 3.4%

Itau Unibanco Holding(B)	3,554,803	20,927,944

Petroleo Brasileiro(B)	5,757,733	35,257,760

Total Preferred Stock (Cost $46,247,388)		56,185,704

Total Investments— 98.0% (Cost $1,385,648,520)		$1,635,640,629

Percentages are based on Net Assets of $1,669,833,927.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

GQG-QH-003-0900

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND JUNE 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.8%

	Shares	Value

TAIWAN — 2.9%

Taiwan Semiconductor Manufacturing ADR	420,617	$42,448,667

UNITED KINGDOM — 3.8%

AstraZeneca ADR	795,112	56,906,166

UNITED STATES — 92.1%

Communication Services — 12.2%

Alphabet, Cl C *	748,075	90,494,633

Meta Platforms, Cl A *	319,678	91,741,192

		182,235,825

Consumer Discretionary — 4.4%

Amazon.com *	505,193	65,856,960

Consumer Staples — 2.2%

Hershey	133,041	33,220,338

Energy — 7.8%

Exxon Mobil	533,649	57,233,855

Schlumberger	1,184,950	58,204,744

		115,438,599

Financials — 5.6%

Progressive	165,315	21,882,746

Visa, Cl A	259,420	61,607,062

		83,489,808

Health Care — 19.4%

Elevance Health	32,529	14,452,309

Eli Lilly	231,942	108,776,159

Humana	148,046	66,195,808

UnitedHealth Group	207,723	99,839,983

		289,264,259

Information Technology — 40.5%

Advanced Micro Devices *	489,509	55,759,970

Apple	535,279	103,828,068

AppLovin, Cl A *	1,081,991	27,839,628

Broadcom	54,935	47,652,267

Lam Research	88,518	56,904,681

Microsoft	303,956	103,509,176

NVIDIA	194,135	82,122,988

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)

ServiceNow *	104,153	$58,530,861

Snowflake, Cl A *	126,918	22,335,030

Synopsys *	34,472	15,009,454

Workday, Cl A *	134,058	30,282,362

		603,774,485

TOTAL UNITED STATES		1,373,280,274

Total Common Stock (Cost $1,221,654,146)		1,472,635,107

Total Investments— 98.8% (Cost $1,221,654,146)		$1,472,635,107

Percentages are based on Net Assets of $1,490,482,737.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-002-1000

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.7%

	Shares	Value

AUSTRALIA — 3.9%

Glencore	523,286	$2,970,109

Rio Tinto ADR	13,882	886,227

		3,856,336

BRAZIL — 11.1%

Itau Unibanco Holding ADR	386,141	2,278,232

Petroleo Brasileiro ADR	414,106	5,727,086

Vale ADR, Cl B	213,629	2,866,901

		10,872,219

CANADA — 3.6%

Enbridge	74,102	2,757,440

Fortis	16,880	728,267

		3,485,707

CHINA — 3.1%

China Construction Bank, Cl H	1,738,266	1,125,308

China Shenhua Energy, Cl H	349,449	1,070,846

Postal Savings Bank of China, Cl A	1,178,241	794,261

		2,990,415

DENMARK — 2.5%

Novo Nordisk ADR	15,284	2,473,410

FRANCE — 5.6%

BNP Paribas	23,157	1,458,524

TotalEnergies	69,558	3,992,221

		5,450,745

GERMANY — 3.9%

Deutsche Telekom	107,378	2,342,400

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,839	1,440,946

		3,783,346

INDIA — 3.7%

ITC	436,824	2,408,656

State Bank of India	170,133	1,191,597

		3,600,253

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ITALY — 1.7%

Eni ADR	56,866	$1,637,172

JAPAN — 1.9%

Tokio Marine Holdings	82,667	1,902,605

MEXICO — 1.2%

Grupo Financiero Banorte, Cl O	138,244	1,135,099

RUSSIA — 0.0%

Gazprom PJSC * (A)	177,982	20

MMC Norilsk Nickel PJSC * (A)	1,511	—

Polyus PJSC * (A)	1,565	—

Rosneft Oil PJSC (A)	134,799	15

		35

SOUTH KOREA — 2.2%

Samsung Electronics	38,528	2,121,478

SPAIN — 3.8%

Banco Bilbao Vizcaya Argentaria	260,184	1,998,550

CaixaBank	419,305	1,736,576

		3,735,126

TAIWAN — 1.4%

Taiwan Semiconductor Manufacturing	37,932	700,730

Taiwan Semiconductor Manufacturing ADR	6,780	684,238

		1,384,968

UNITED KINGDOM — 5.2%

AstraZeneca ADR	70,637	5,055,490

UNITED STATES — 36.9%

Consumer Staples — 7.9%

Coca-Cola	34,522	2,078,915

Nestle	23,685	2,850,380

Philip Morris International	28,259	2,758,644

		7,687,939

Energy — 2.7%

Exxon Mobil	24,566	2,634,704

Health Care — 7.1%

Humana	3,410	1,524,713

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)

Roche Holding	5,533	$1,690,921

UnitedHealth Group	7,713	3,707,177

		6,922,811

Industrials — 1.7%

United Parcel Service, Cl B	8,912	1,597,476

Information Technology — 15.7%

Broadcom	6,140	5,326,020

Lam Research	3,328	2,139,438

Microsoft	14,106	4,803,657

Oracle	25,704	3,061,090

		15,330,205

Utilities — 1.8%

Exelon	43,364	1,766,649

TOTAL UNITED STATES		35,939,784

Total Common Stock (Cost $82,321,466)		89,424,188

Total Investments— 91.7% (Cost $82,321,466)		$89,424,188

Percentages are based on Net Assets of $97,502,334.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

GQG-QH-006-0500

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.6%

	Shares	Value

AUSTRALIA — 5.4%

Glencore	656,142	$3,724,183

New Hope	266,423	862,430

Rio Tinto ADR	15,787	1,007,842

		5,594,455

BRAZIL — 11.8%

Itau Unibanco Holding ADR	515,673	3,042,471

Petroleo Brasileiro ADR	498,775	6,898,058

Vale ADR, Cl B	168,324	2,258,908

		12,199,437

CANADA — 6.0%

Emera	34,987	1,442,578

Enbridge	76,119	2,832,495

Fortis	45,691	1,971,282

		6,246,355

CHINA — 4.4%

China Construction Bank, Cl H	3,743,093	2,423,181

China Shenhua Energy, Cl H	308,316	944,799

PICC Property & Casualty, Cl H	997,548	1,110,642

Postal Savings Bank of China, Cl A	182,624	123,108

		4,601,730

DENMARK — 4.4%

Novo Nordisk, Cl B	28,445	4,594,092

FRANCE — 6.3%

BNP Paribas	33,179	2,089,752

TotalEnergies	78,186	4,487,417

		6,577,169

GERMANY — 5.6%

Deutsche Telekom	86,585	1,888,811

Mercedes-Benz Group	25,336	2,038,954

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4,899	1,838,810

		5,766,575

INDIA — 7.4%

Coal India	234,483	661,495

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

ITC	658,839	$3,632,851

NTPC	466,597	1,077,647

Power Grid Corp of India	242,341	755,484

State Bank of India	213,365	1,494,390

		7,621,867

INDONESIA — 1.7%

Bank Mandiri Persero	5,137,316	1,787,824

ITALY — 1.6%

Eni	116,168	1,672,094

JAPAN — 2.2%

Tokio Marine Holdings	101,047	2,325,626

RUSSIA — 0.0%

Gazprom PJSC * (A)	141,071	16

MMC Norilsk Nickel PJSC * (A)	866	—

Polyus PJSC * (A)	1,135	—

Rosneft Oil PJSC (A)	98,129	11

		27

SOUTH KOREA — 2.2%

Samsung Electronics	41,331	2,275,821

SPAIN — 3.8%

Banco Bilbao Vizcaya Argentaria	246,985	1,897,165

CaixaBank	485,316	2,009,964

		3,907,129

SWITZERLAND — 3.2%

Novartis	32,549	3,283,039

TAIWAN — 6.3%

MediaTek	48,000	1,062,521

Taiwan Semiconductor Manufacturing ADR	53,624	5,411,734

		6,474,255

UNITED KINGDOM — 11.4%

AstraZeneca	42,482	6,096,415

British American Tobacco	57,151	1,900,875

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)

Imperial Brands	170,597	$3,780,065

		11,777,355

UNITED STATES — 10.9%

Consumer Staples — 6.6%

Nestle	31,895	3,838,416

Philip Morris International	30,385	2,966,184

		6,804,600

Energy — 1.8%

Exxon Mobil	17,610	1,888,672

Information Technology — 2.5%

Broadcom	3,053	2,648,264

TOTAL UNITED STATES		11,341,536

Total Common Stock (Cost $89,459,862)		98,046,386

PREFERRED STOCK — 1.0%

BRAZIL — 1.0%

Petroleo Brasileiro(B) Cost (895,590)	162,324	993,999

Total Investments— 95.6% (Cost $90,355,452)		$99,040,385

Percentages are based on Net Assets of $103,650,011.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

GQG-QH-005-0500

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND JUNE 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.2%

	Shares	Value

AUSTRALIA — 1.1%

Rio Tinto ADR	24,704	$1,577,103

CANADA — 3.2%

Enbridge	124,597	4,628,779

UNITED KINGDOM — 5.1%

AstraZeneca ADR	103,356	7,397,189

UNITED STATES — 85.8%

Consumer Staples — 13.5%

Coca-Cola	96,522	5,812,555

General Mills	31,316	2,401,937

Philip Morris International	60,855	5,940,665

Walmart	33,254	5,226,864

		19,382,021

Energy — 14.0%

Arch Resources	28,269	3,187,612

Chevron	35,275	5,550,521

Exxon Mobil	96,771	10,378,690

ONEOK	15,583	961,783

		20,078,606

Financials — 8.0%

Citigroup	100,809	4,641,246

JPMorgan Chase	24,140	3,510,922

Morgan Stanley	38,519	3,289,523

		11,441,691

Health Care — 12.2%

Eli Lilly	10,296	4,828,618

Merck	37,580	4,336,356

UnitedHealth Group	17,370	8,348,717

		17,513,691

Industrials — 4.3%

Lockheed Martin	3,446	1,586,469

United Parcel Service, Cl B	25,472	4,565,856

		6,152,325

Information Technology — 20.1%

Broadcom	10,720	9,298,850

Lam Research	11,363	7,304,818

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)

Microsoft	18,896	$6,434,844

Oracle	48,804	5,812,068

		28,850,580

Materials — 1.3%

Newmont	42,084	1,795,303

Utilities — 12.4%

American Electric Power	50,690	4,268,098

Atmos Energy	21,265	2,473,970

CMS Energy	37,553	2,206,239

Exelon	140,994	5,744,096

FirstEnergy	79,097	3,075,291

		17,767,694

TOTAL UNITED STATES		122,981,911

Total Common Stock (Cost $123,580,427)		136,584,982

Total Investments— 95.2% (Cost $123,580,427)		$136,584,982

Percentages are based on Net Assets of $143,399,750.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-004-0500